Acquisitions and disposals (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 MXN ($) Company Subsidary	Dec. 31, 2023 MXN ($) Company Subsidary	Dec. 31, 2022 MXN ($)
Disposal of subsidiaries [Abstract]
Number of subsidiaries sold | Subsidary	2	0
Sale of subsidiaries	$ 0	$ 10,000	$ 0
Gain on disposition of subsidiaries	$ 0	$ 3,676	$ 0
Number of entities acquired | Company	0	0